INCOME TAX (Provision for Incomes Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Deferred tax (benefit)/expense	$ 12,862	$ (32,487)
Current provision	28,435	76,770
Total Provision for Income Taxes	$ 41,297	$ 44,283